Goodwill - Components of Goodwill, by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Goodwill [Line Items]
Beginning Balance	$ 179,120	$ 153,375
Acquisitions	16,120	25,745
Goodwill impairment	(68,202)
Ending Balance	127,038	179,120
Central Region [Member]
Goodwill [Line Items]
Beginning Balance	72,789	53,585
Acquisitions		19,204
Goodwill impairment
Ending Balance	72,789	72,789
West Region [Member]
Goodwill [Line Items]
Beginning Balance	91,393	91,598
Acquisitions	16,120	(205)
Goodwill impairment	(53,264)
Ending Balance	54,249	91,393
East Region [Member]
Goodwill [Line Items]
Beginning Balance	14,938	8,192
Acquisitions		6,746
Goodwill impairment	(14,938)
Ending Balance		$ 14,938